Other Expenses - Schedule of Other Expenses (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Other Expenses [Abstract]
Loss on foreign exchange, net			RM 478,904
Others				5
Total other expenses			RM 478,904	RM 5